Trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Current liabilities
Trade payables	€ 413.2	€ 363.7
Accruals and deferred income	120.4	134.5
Current trade payables, relating to trade terms	93.8	89.7
Social security and other taxes	24.6	24.1
Other payables	20.3	21.2
Financial payables	19.7	3.3
Bank overdrafts	0.0	10.7
Total current trade and other payables	692.0	647.2
Non-current liabilities
Accruals and deferred income	1.8	2.2
Total non-current trade and other payables	1.8	2.2
Total trade and other payables	€ 693.8	€ 649.4